Post reporting date events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Post reporting date events
20 Post reporting date events
On July 1, 2026, Aegon began a EUR 200 million share buyback that was announced during the Capital Markets Day on December 10, 2025. This share buyback is expected to be completed by December 23, 2026.
Aegon has entered into an agreement with its largest shareholder, Vereniging Aegon, to participate pro-rata
in this new EUR
200
 million share buyback program based on its combined common shares and common shares B which represent about 18.4% of the total shareholders’ voting rights. For Vereniging Aegon, this results in a buyback amount of EUR 37 million. The number of common shares that Aegon will repurchase from Vereniging Aegon will be determined based on the daily volume-weighted average price per common share on Euronext Amsterdam.
Aegon decided to increase the ongoing EUR 200 million share buyback program by an additional EUR 150 million share buyback to a total amount of EUR 350 million. This share buyback is expected to be completed by December 23, 2026.